ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Jul. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Aug. 05, 2022
Stock Issued During Period, Shares, New Issues	1,725,000
Sale of stock, price per share				$ 10.00
Percent of obligation to redeem public shares				100.00%
Deposits				$ 180,000
Payments for Repurchase of Equity				2,160,000
Cash			$ 0	0
Net Income (Loss) Attributable to Parent		$ 57,522	81,326	5,257
Sponsor Fees			$ 151,326	$ 156,583
Promissory Note [Member]
Debt Instrument, Face Amount					$ 300,000
Post Business Combination [Member]
Percentage of voting interests acquired				50.00%
Minimum [Member]
Percentage of fair market value of business acquisition				80.00%
Business combination, net tangible assets				$ 5,000,001
Proposed Public Offering [Member]
Sale of Stock, Number of Shares Issued in Transaction				6,000,000
Stock Issued During Period, Shares, New Issues				900,000
Sale of stock, price per share				$ 10.00
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction				900,000
Deposits				$ 207,000
Payments for Repurchase of Equity				$ 2,484,000
Over-Allotment Option [Member] | Each Monthly Extension [Member]
Sale of stock, price per share				$ 0.03
Over-Allotment Option [Member] | Aggregate of Twelve Months [Member]
Sale of stock, price per share				$ 0.03
Over-Allotment Option [Member] | Underwriters [Member]
Sale of Stock, Number of Shares Issued in Transaction				234,500
Stock Issued During Period, Shares, New Issues				6,900,000
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction				217,400
Sale of stock, price per share				$ 10.00